Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities	Set out below are the carrying amounts of the Company’s right-of-use (“ROU”) assets and lease liabilities and their activity during the years ended December 31, 2023 and 2022:
	Leased premises	Vehicles	Other equipment	Total ROU assets	Lease liabilities
As of January 1, 2023	15,694	265	405	16,364	17,864
Additions and extensions to ROU assets	1,020	534	—	1,554	1,553
Reclass to property, plant and equipment	—	—	(364)	(364)	—
Depreciation	(2,952)	(213)	(32)	(3,197)	—
Lease termination	—	(42)	—	(42)	(23)
Payments	—	—	—	—	(5,025)
Gain on extinguishment of lease liabilities	—	—	—	—	(255)
Interest	—	—	—	—	1,391
Foreign exchange	—	—	—	—	345
As of December 31, 2023	13,762	544	9	14,315	15,850
Less current portion of lease liabilities					(2,857)
Non-current portion of lease liabilities					12,993
	Leased premises	Vehicles	Other equipment	Total ROU assets	Lease liabilities
As of January 1, 2022	9,038	283	76	9,397	13,573
Additions and extensions to ROU assets	9,526	118	1,693	11,337	11,354
Depreciation	(1,975)	(129)	(121)	(2,225)	—
Lease termination	(104)	(7)	—	(111)	(112)
Impairment	(791)	—	(1,243)	(2,034)	—
Payments	—	—	—	—	(7,528)
Interest	—	—	—	—	1,451
Foreign exchange	—	—	—	—	(874)
As of December 31, 2022	15,694	265	405	16,364	17,864
Less current portion of lease liabilities					(3,649)
Non-current portion of lease liabilities					14,215